Leases (Future Minimum Lease Payments under Capital Leases with Present Value of Net Minimum Lease Payments) (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Fiscal Year Maturity [Abstract]
2019	¥ 12,326
2020	15,101
2021	8,787
2022	4,773
2023	3,573
Later fiscal years	12,424
Total minimum lease payments	56,984
Less - Amount representing interest	7,150
Present value of net minimum lease payments	49,834
Less - Current obligations	11,432
Long-term capital lease obligations	38,402
Present value of net minimum lease payments	¥ 49,834